Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

March 4, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust (filing relates to ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, Legg Mason BW Absolute Return Opportunities Fund, Legg Mason BW Alternative Credit Fund, and Legg Mason BW Global High Yield Fund )

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and Statements of Additional Information relating to the ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, Legg Mason BW Absolute Return Opportunities Fund, and Legg Mason BW Global High Yield Fund, and the form of Statement of Additional Information of Legg Mason BW Alternative Credit Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 24, 2016 and became effective on March 1, 2016, is the most recent amendment to the Trust’s Registration Statement.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, the Prospectus relating to the Legg Mason BW Alternative Credit Fund. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Trust’s Registration Statement are noted on the Prospectus.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger